Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Billions	Feb. 01, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.01
Subsequent Event [Member] | N&B [Member]
Subsequent Event [Line Items]
Proceeds from Divestiture of Businesses	$ 7.3
N&B Common Stock Par Value Per Share	$ 0.01